Contract Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contract assets	$ 1,684	$ 1,233	$ 1,080
Deferred inventory costs (3)	360	276	$ 337
Contract and other deferred assets	2,044	1,509
Revenue recognized from performance obligations satisfied in previous periods	44	113
Long-term product service agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contract assets	589	472
Long-term equipment contract revenue (1)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contract assets	$ 1,095	$ 761